WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND FUND SUMMARY
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/ShareholderFeesWillistonBasinMidNorthAmericaStockFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if893730_S000000137_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/AnnualFundOperatingExpensesWillistonBasinMidNorthAmericaStockFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row rr_DocumentInformationDocumentAxis compact if893730_S000000137_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 &lt;div style="display:none;"&gt;~ http://integrityvikingfunds.com/role/ExpenseExampleWillistonBasinMidNorthAmericaStockFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if893730_S000000137_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.44% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Williston Basin area (as described below) and/or Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the "Region"); the "Williston Basin area" specifically encompasses western North Dakota, northwestern South Dakota, eastern Montana, the southern portion of the Canadian province of Saskatchewan, and the southwestern portion of the Canadian province of Manitoba. To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer's most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer's most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies that have recently commenced operations and do not have significant revenues (development stage companies). The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser") will select investments it believes to have investment potential in the natural resources area (such as fossil fuels, agriculture, and minerals), as well as on the companies that service the Region.

The Investment Adviser anticipates that the Fund will invest a significant amount (although not exclusively) in businesses in the extractive and/or agricultural sectors and in the companies that serve these sectors.

The Fund's portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund's portfolio management team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund's portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; and social or political changes that alter investors' future expectations of company earnings.

Style Risk: The Fund is managed according to a growth investing style, and therefore is subject to the risks associated with this style. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer's growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

Geographic or Regional Risk: The Fund is managed to take advantage of what the Investment Adviser views as unique opportunities within the Region. The geographic limitations of such an approach pose special risks that should be understood by investors. Geographic limitations prevent the Fund from investing in other places where the opportunities may be greater. The economy of the Region may underperform that of other areas, creating a drag on performance relative to more geographically diverse funds. The geographic limitation may limit the degree of business diversification of the Fund, thus making returns more volatile than in more geographically diversified investments.

Sector and Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector and the securities of companies in that sector could react similarly to these or other developments. Since the Fund invests significantly in relatively few sectors, primarily the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of Investing in the Oil and Gas Sector: The Fund may invest significantly in securities of companies in the oil and gas sector. Economic forces, including forces affecting oil and gas markets, as well as government policies and regulations affecting the oil and gas sector and related industries, could adversely affect the oil and gas companies in which the Fund invests and, thus, the Fund's financial situation and profitability. The profitability of companies in the oil and gas sector may be adversely affected by changes in worldwide energy prices, exploration, and production spending, government policies and regulation, economic conditions, world events, and natural disasters or other catastrophes. Companies in the oil and gas sector may also be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Governmental policies affecting the oil and gas sector, such as taxes, tariffs, duties, subsidies, and import and export restrictions, can influence industry profitability and the volume and types of imports and exports. Oil and gas companies could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments, and labor relations and may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, oil and gas companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the oil and gas companies' businesses. Another risk of investing in the oil and gas sector is the competitive risk associated with the prices of alternative fuels, such as coal. For example, major oil and gas customers often have the ability to switch between the use of coal, oil or natural gas.

Risks of Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing: Federal and state legislation and regulatory initiatives relating to hydraulic fracturing (also referred to as "fracing"), which involves the injection of water, sand, and chemicals under pressure into rock formations to stimulate oil or natural gas production, could result in increased costs and additional operating restrictions or delays affecting a significant portion of the companies in which the Fund invests. The adoption of any federal or state laws or implementing regulations imposing reporting obligations on, or otherwise limiting, the hydraulic fracturing process, could make it more difficult and expensive to perform hydraulic fracturing, which, for affected companies, could result in limitations on the productive capability of certain oil and gas wells, operational delays, and increased costs of compliance and doing business.

Risks of the Agribusiness Sector: The Fund may invest in companies involved in agribusiness. Companies involved in agribusiness are subject to numerous risks, including cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, weather conditions, quotas, product liability litigation, and governmental regulation and subsidies. Generally, agribusiness is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect agribusiness companies. Other risks of the agribusiness sector include consolidation, domestic and international politics, and excess capacity. In addition, agribusiness companies may be significantly affected by volatility of commodity prices, import controls, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risks of the Basic Materials Sector: The Fund may invest in securities of companies in the basic materials sector. General risks of the basic materials sector include the general state of the economy, consolidation, domestic and international politics, and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risks of Precious Metals: The Fund may invest in securities of companies involved in the precious metals business. Precious metals companies are subject to risks associated with the exploration, development, and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs, and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand, and availability of substitutes.

Risks of Metals and Mining: The Fund may invest in securities of companies involved in the metals and mining business. Risks of investing in metals and mining company stocks include inaccurate estimates of mineral reserves and future production levels, varying expectations of mine production costs, unexpected changes in mineral prices, technological and operational hazards in mining and mine development activities, uncertainties inherent in the calculation of mineral reserves, mineral resources and metal recoveries, the timing and availability of financing, governmental, and other approvals, domestic and international politics, and mandated expenditures for safety and pollution control devices.

Risks of Development Stage and Small Cap Stocks: The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies' stocks fall behind other types of investments (bonds or large cap stocks, for instance) the portfolio's performance also will lag these investments.

Risks of Foreign Securities: The Fund may invest in securities of non-U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts, and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective November 10, 2008, the Fund changed its name from the Integrity Small Cap Growth Fund to the Williston Basin/Mid-North America Stock Fund. The Fund's principal investment strategies were also changed significantly. With respect to periods prior to November 10, 2008, the performance figures included reflect the performance of the Fund prior to these changes.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from September 19, 2003 until July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. The results prior to September 19, 2003 were achieved while the Fund was managed by other investment advisers that used different investment strategies and techniques.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year (bar chart)
~ http://integrityvikingfunds.com/role/AnnualTotalReturnsBarChartWillistonBasinMidNorthAmericaStockFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact if893730 _S000000137_Member * row dei_LegalEntityAxis compact if893730 _Prospectus_One_Member * ~

During the ten-year period shown in the bar chart, the highest return for a quarter was 29.97% (quarter ended December 31, 2010) and the lowest return for a quarter was -19.88% (quarter ended September 28, 2001).
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The total returns below reflect current sales charges.
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://integrityvikingfunds.com/role/AverageAnnualTotalReturnsWillistonBasinMidNorthAmericaStockFund row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact if893730_S000000137_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~ Rows and columns are reversed here due to transposition

INTEGRITY GROWTH & INCOME FUND
INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY
Investment Objective
The Fund seeks to provide long-term growth of capital with
dividend income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/ShareholderFeesIntegrityGrowthAndIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if893730_S000011868_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/AnnualFundOperatingExpensesIntegrityGrowthAndIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row rr_DocumentInformationDocumentAxis compact if893730_S000011868_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 &lt;div style="display:none;"&gt;~ http://integrityvikingfunds.com/role/ExpenseExampleIntegrityGrowthAndIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if893730_S000011868_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112.99% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size. The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser") makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser's broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, cash flow growth rate, price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples, strength of balance sheet, and price momentum. Subject to its attention to ethical investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser tries to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's ethical investment criteria. The Fund seeks to invest in companies that the Investment Adviser believes exhibit positive accomplishments with respect to one or more of the ethical factors.

Ethical factors considered may include:

• fairness of employment policies and labor relations;

• involvement in the community;

• efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and

• management and board governance.

In addition, the Investment Adviser attempts to avoid investing in companies that it believes derive revenue from gambling or pornography, or from the production of alcohol or tobacco.

The Fund's portfolio management team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund's portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; and social or political changes that alter investors' future expectations of company earnings.

Risks of Development Stage and Small Cap Stocks:The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies' stocks fall behind other types of investments (bonds or large cap stocks, for instance) the portfolio's performance also will lag these investments.

Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Ethical Investment Risk: The Fund's ethical investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund's ethical investment criteria; stocks that do not meet the ethical investment criteria could outperform those that do; and the ethical investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. The effects of higher than normal portfolio turnover may adversely affect Fund performance.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. ("Integrity Money Management"). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund's sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.

Per Share Total Return per Calendar Year
~ http://integrityvikingfunds.com/role/AnnualTotalReturnsBarChartIntegrityGrowthAndIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact if893730 _S000011868_Member * row dei_LegalEntityAxis compact if893730 _Prospectus_One_Member * ~

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.63% (quarter ended December 31, 2001) and the lowest return for a quarter was -32.31% (quarter ended September 30, 2001).
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The total returns below have been restated to reflect sales charges which became effective as of May 1, 2011.
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://integrityvikingfunds.com/role/AverageAnnualTotalReturnsIntegrityGrowthAndIncomeFund row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact if893730_S000011868_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~ Rows and columns are reversed here due to transposition

INTEGRITY HIGH INCOME FUND
INTEGRITY HIGH INCOME FUND—FUND SUMMARY
Investment Objective
The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/ShareholderFeesIntegrityHighIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if893730_S000000140_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/AnnualFundOperatingExpensesIntegrityHighIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row rr_DocumentInformationDocumentAxis compact if893730_S000000140_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 &lt;div style="display:none;"&gt;~ http://integrityvikingfunds.com/role/ExpenseExampleIntegrityHighIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if893730_S000000140_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~&lt;/div&gt;

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.47% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in a non-diversified group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service ("Moody’s") or BBB by Standard & Poor’s Corporation ("S&P") or lower. As a result, this includes high yield/lower-rated debt securities (also known as "junk" bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund generally holds an average maturity of less than ten years. Capital appreciation is derived from selling bonds above the purchase price.

The Fund is non-diversified. This means that the Fund may invest a larger percentage of its assets in a more limited number of companies than a diversified fund.

To select the securities in which to invest, the Fund’s sub-adviser conducts fundamental credit research on each issuer. The Fund will buy securities that are attractively priced relative to current and expected fundamentals. The Fund will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Credit Risk: Credit risk is the risk that the credit strength of an issuer will weaken and/or an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Income Risk: Income risk is the risk that the income from the Fund's portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Lower-Quality Debt: Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Management Risk: The Fund's overall success depends on the sub-adviser's ability to choose productive securities for the Fund. If the sub-adviser is unable to successfully choose productive securities, the Fund may underperform other funds with similar investment objectives.

Risks of Non-Diversification: Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Market Volatility Risk: Market volatility risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led to volatile financial markets that may expose the Fund to greater market and liquidity risk.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The table below shows the Fund's average annual returns for 1 and 5 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Prior to August 1, 2009, the Fund was managed by Integrity Money Management, Inc. Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. In addition, effective May 5, 2008, the Fund replaced its sub-adviser. Accordingly, the results prior to May 5, 2008 were achieved while the Fund was managed by SMH Capital Advisors, Inc., and its investment strategies and techniques differed from those of, and may have produced different investment results than those achieved by, J.P. Morgan Investment Management Inc., which became the Fund's sub-adviser effective May 5, 2008.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year (Class A Shares)
~ http://integrityvikingfunds.com/role/AnnualTotalReturnsBarChartIntegrityHighIncomeFund column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact if893730 _S000000140_Member * row dei_LegalEntityAxis compact if893730 _Prospectus_One_Member * ~

During the six-year period shown in the bar chart, the highest return for a quarter was 24.53% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.37% (quarter ended December 31, 2008).
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://integrityvikingfunds.com/role/AverageAnnualTotalReturnsIntegrityHighIncomeFund row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact if893730_S000000140_Member * row dei_LegalEntityAxis compact if893730_Prospectus_One_Member * ~ Rows and columns are reversed here due to transposition

Shareholder Fees (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND)	12 Months Ended
May 01, 2011
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Shareholder Fees (INTEGRITY GROWTH & INCOME FUND)	12 Months Ended
May 01, 2011
INTEGRITY GROWTH & INCOME FUND
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Shareholder Fees (INTEGRITY HIGH INCOME FUND)	12 Months Ended
May 01, 2011
Class A, Integrity High Income Fund
Shareholder Fees
Shareholder Fees Column [Text]	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Class C, Integrity High Income Fund
Shareholder Fees
Shareholder Fees Column [Text]	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND)	12 Months Ended
May 01, 2011
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	1.03%
Acquired Fund Fees and Expenses	0.01% [1]
Total Annual Fund Operating Expenses	2.04%
Fee Waivers and Expense Reimbursements	(0.58%) [2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.46% [3]

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.45% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Trustees.
[3]	Restated to reflect the current expense limitation agreement.

Annual Fund Operating Expenses (INTEGRITY GROWTH & INCOME FUND)	12 Months Ended
May 01, 2011
INTEGRITY GROWTH & INCOME FUND
Annual Fund Operating Expenses
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.01% [1]
Total Annual Fund Operating Expenses	2.01%
Fee Waivers and Expense Reimbursements	(0.40%) [2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.61%

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.60% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Trustees.

Annual Fund Operating Expenses (INTEGRITY HIGH INCOME FUND)	12 Months Ended
May 01, 2011
Class A, Integrity High Income Fund
Annual Fund Operating Expenses
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.83%
Fee Waivers and Expense Reimbursements	(0.23%) [1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.60%
Class C, Integrity High Income Fund
Annual Fund Operating Expenses
Management Fees	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	2.58%
Fee Waivers and Expense Reimbursements	(0.23%) [1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.35%

[1]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and fees and expenses of acquired funds) do not exceed 1.60% of average daily net assets for Class A shares and 2.35% of average daily net assets for Class C shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Trustees.

Expense Example (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND, USD $)	12 Months Ended
May 01, 2011
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Example
1 Year	$ 642
3 Years	1,070
5 Years	1,541
10 Years	$ 2,942

Expense Example (INTEGRITY GROWTH & INCOME FUND, USD $)	12 Months Ended
May 01, 2011
INTEGRITY GROWTH & INCOME FUND
Example
1 Year	$ 657
3 Years	1,078
5 Years	1,543
10 Years	$ 2,923

Expense Example (INTEGRITY HIGH INCOME FUND, USD $)	12 Months Ended
May 01, 2011
Class A, Integrity High Income Fund
Example
Expense Example, By Year, Column [Text]	Class A Shares
1 Year	$ 582
3 Years	969
5 Years	1,395
10 Years	2,661
Expense Example, No Redemption, By Year, Column [Text]	Class A Shares
1 Year	582
3 Years	969
5 Years	1,395
10 Years	2,661
Class C, Integrity High Income Fund
Example
Expense Example, By Year, Column [Text]	Class C Shares
1 Year	341
3 Years	810
5 Years	1,438
10 Years	3,303
Expense Example, No Redemption, By Year, Column [Text]	Class C Shares
1 Year	241
3 Years	810
5 Years	1,438
10 Years	$ 3,303

Annual Total Returns (Bar Chart) (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND)	12 Months Ended
May 01, 2011
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Annual Total Returns
2001	(12.33%)
2002	(24.52%)
2003	30.34%
2004	12.05%
2005	11.65%
2006	7.73%
2007	(0.92%)
2008	(19.36%)
2009	19.31%
2010	47.43%

Annual Total Returns (Bar Chart) (INTEGRITY GROWTH & INCOME FUND)	12 Months Ended
May 01, 2011
INTEGRITY GROWTH & INCOME FUND
Annual Total Returns
2001	(42.30%)
2002	(27.59%)
2003	23.97%
2004	11.89%
2005	9.32%
2006	15.04%
2007	7.97%
2008	(27.06%)
2009	13.54%
2010	17.19%

Annual Total Returns (Bar Chart) (INTEGRITY HIGH INCOME FUND, Class A, Integrity High Income Fund)	12 Months Ended
May 01, 2011
INTEGRITY HIGH INCOME FUND | Class A, Integrity High Income Fund
Annual Total Returns
2005	7.48%
2006	10.66%
2007	(10.07%)
2008	(34.24%)
2009	55.56%
2010	13.39%

Average Annual Total Returns (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND)	12 Months Ended
May 01, 2011
Return Before Taxes
Average Annual Total Returns
Label	Return Before Taxes
1 Year	40.22%
5 Years	7.54%
10 Years	4.49%
Since Inception	8.82%
Inception Date	Apr 5, 1999
Return After Taxes On Distributions
Average Annual Total Returns
Label	Return After Taxes On Distributions
1 Year	40.22%
5 Years	4.13%
10 Years	2.37%
Since Inception	6.69%
Inception Date	Apr 5, 1999
Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Label	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	34.18%
5 Years	7.11%
10 Years	4.28%
Since Inception	7.71%
Inception Date	Apr 5, 1999
Russell 3000 Index
Average Annual Total Returns
Label	Russell 3000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
Since Inception	2.31%
Inception Date	Apr 5, 1999

Average Annual Total Returns (INTEGRITY GROWTH & INCOME FUND)	12 Months Ended
May 01, 2011
Return Before Taxes
Average Annual Total Returns
Label	Return Before Taxes
1 Year	11.33%
5 Years	2.75%
10 Years	(3.16%)
Since Inception	7.59%
Inception Date	Jan 3, 1995
Return After Taxes On Distributions
Average Annual Total Returns
Label	Return After Taxes On Distributions
1 Year	11.04%
5 Years	2.58%
10 Years	(3.32%)
Since Inception	7.41%
Inception Date	Jan 3, 1995
Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Label	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	9.46%
5 Years	2.32%
10 Years	(2.69%)
Since Inception	6.77%
Inception Date	Jan 3, 1995
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Since Inception	8.47%
Inception Date	Jan 3, 1995

Average Annual Total Returns (INTEGRITY HIGH INCOME FUND)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Corporate High - Yield Bond Index
Average Annual Total Returns
Label	Barclays Capital U.S. Corporate High-Yield Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.11%
5 Years	8.92%
Since Inception	8.49%
Inception Date	Apr 30, 2004
Class A, Integrity High Income Fund | Return Before Taxes
Average Annual Total Returns
Column	Class A
Label	Return Before Taxes
1 Year	8.57%
5 Years	2.01%
Since Inception	4.05%
Inception Date	Apr 30, 2004
Class A, Integrity High Income Fund | Return After Taxes On Distributions
Average Annual Total Returns
Column	Class A
Label	Return After Taxes On Distributions
1 Year	5.89%
5 Years	(0.86%)
Since Inception	1.03%
Inception Date	Apr 30, 2004
Class A, Integrity High Income Fund | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Class A
Label	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	5.68%
5 Years	0.16%
Since Inception	1.80%
Inception Date	Apr 30, 2004
Class C, Integrity High Income Fund | Return Before Taxes
Average Annual Total Returns
Column	Class C
Label	Return Before Taxes
1 Year	11.39%
5 Years	2.13%
Since Inception	3.88%
Inception Date	Apr 30, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000893730
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund	if893730_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Expense Breakpoint Discounts	if893730_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.46%	[3]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	642
3 Years	rr_ExpenseExampleYear03	1,070
5 Years	rr_ExpenseExampleYear05	1,541
10 Years	rr_ExpenseExampleYear10	2,942
Portfolio Turnover	if893730_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.44%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Williston Basin area (as described below) and/or Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the "Region"); the "Williston Basin area" specifically encompasses western North Dakota, northwestern South Dakota, eastern Montana, the southern portion of the Canadian province of Saskatchewan, and the southwestern portion of the Canadian province of Manitoba. To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer's most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer's most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies that have recently commenced operations and do not have significant revenues (development stage companies). The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser") will select investments it believes to have investment potential in the natural resources area (such as fossil fuels, agriculture, and minerals), as well as on the companies that service the Region.

The Investment Adviser anticipates that the Fund will invest a significant amount (although not exclusively) in businesses in the extractive and/or agricultural sectors and in the companies that serve these sectors.

The Fund's portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund's portfolio management team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Williston Basin area (as described below) and/or Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the "Region"); the "Williston Basin area" specifically encompasses western North Dakota, northwestern South Dakota, eastern Montana, the southern portion of the Canadian province of Saskatchewan, and the southwestern portion of the Canadian province of Manitoba.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund's portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; and social or political changes that alter investors' future expectations of company earnings.

Style Risk: The Fund is managed according to a growth investing style, and therefore is subject to the risks associated with this style. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer's growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

Geographic or Regional Risk: The Fund is managed to take advantage of what the Investment Adviser views as unique opportunities within the Region. The geographic limitations of such an approach pose special risks that should be understood by investors. Geographic limitations prevent the Fund from investing in other places where the opportunities may be greater. The economy of the Region may underperform that of other areas, creating a drag on performance relative to more geographically diverse funds. The geographic limitation may limit the degree of business diversification of the Fund, thus making returns more volatile than in more geographically diversified investments.

Sector and Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector and the securities of companies in that sector could react similarly to these or other developments. Since the Fund invests significantly in relatively few sectors, primarily the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of Investing in the Oil and Gas Sector: The Fund may invest significantly in securities of companies in the oil and gas sector. Economic forces, including forces affecting oil and gas markets, as well as government policies and regulations affecting the oil and gas sector and related industries, could adversely affect the oil and gas companies in which the Fund invests and, thus, the Fund's financial situation and profitability. The profitability of companies in the oil and gas sector may be adversely affected by changes in worldwide energy prices, exploration, and production spending, government policies and regulation, economic conditions, world events, and natural disasters or other catastrophes. Companies in the oil and gas sector may also be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Governmental policies affecting the oil and gas sector, such as taxes, tariffs, duties, subsidies, and import and export restrictions, can influence industry profitability and the volume and types of imports and exports. Oil and gas companies could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments, and labor relations and may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, oil and gas companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the oil and gas companies' businesses. Another risk of investing in the oil and gas sector is the competitive risk associated with the prices of alternative fuels, such as coal. For example, major oil and gas customers often have the ability to switch between the use of coal, oil or natural gas.

Risks of Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing: Federal and state legislation and regulatory initiatives relating to hydraulic fracturing (also referred to as "fracing"), which involves the injection of water, sand, and chemicals under pressure into rock formations to stimulate oil or natural gas production, could result in increased costs and additional operating restrictions or delays affecting a significant portion of the companies in which the Fund invests. The adoption of any federal or state laws or implementing regulations imposing reporting obligations on, or otherwise limiting, the hydraulic fracturing process, could make it more difficult and expensive to perform hydraulic fracturing, which, for affected companies, could result in limitations on the productive capability of certain oil and gas wells, operational delays, and increased costs of compliance and doing business.

Risks of the Agribusiness Sector: The Fund may invest in companies involved in agribusiness. Companies involved in agribusiness are subject to numerous risks, including cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, weather conditions, quotas, product liability litigation, and governmental regulation and subsidies. Generally, agribusiness is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect agribusiness companies. Other risks of the agribusiness sector include consolidation, domestic and international politics, and excess capacity. In addition, agribusiness companies may be significantly affected by volatility of commodity prices, import controls, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risks of the Basic Materials Sector: The Fund may invest in securities of companies in the basic materials sector. General risks of the basic materials sector include the general state of the economy, consolidation, domestic and international politics, and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risks of Precious Metals: The Fund may invest in securities of companies involved in the precious metals business. Precious metals companies are subject to risks associated with the exploration, development, and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs, and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand, and availability of substitutes.

Risks of Metals and Mining: The Fund may invest in securities of companies involved in the metals and mining business. Risks of investing in metals and mining company stocks include inaccurate estimates of mineral reserves and future production levels, varying expectations of mine production costs, unexpected changes in mineral prices, technological and operational hazards in mining and mine development activities, uncertainties inherent in the calculation of mineral reserves, mineral resources and metal recoveries, the timing and availability of financing, governmental, and other approvals, domestic and international politics, and mandated expenditures for safety and pollution control devices.

Risks of Development Stage and Small Cap Stocks: The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies' stocks fall behind other types of investments (bonds or large cap stocks, for instance) the portfolio's performance also will lag these investments.

Risks of Foreign Securities: The Fund may invest in securities of non-U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts, and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	if893730_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective November 10, 2008, the Fund changed its name from the Integrity Small Cap Growth Fund to the Williston Basin/Mid-North America Stock Fund. The Fund's principal investment strategies were also changed significantly. With respect to periods prior to November 10, 2008, the performance figures included reflect the performance of the Fund prior to these changes.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from September 19, 2003 until July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. The results prior to September 19, 2003 were achieved while the Fund was managed by other investment advisers that used different investment strategies and techniques.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year (bar chart)
2001	rr_AnnualReturn2001	(12.33%)
2002	rr_AnnualReturn2002	(24.52%)
2003	rr_AnnualReturn2003	30.34%
2004	rr_AnnualReturn2004	12.05%
2005	rr_AnnualReturn2005	11.65%
2006	rr_AnnualReturn2006	7.73%
2007	rr_AnnualReturn2007	(0.92%)
2008	rr_AnnualReturn2008	(19.36%)
2009	rr_AnnualReturn2009	19.31%
2010	rr_AnnualReturn2010	47.43%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 29.97% (quarter ended December 31, 2010) and the lowest return for a quarter was -19.88% (quarter ended September 28, 2001).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.88%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The total returns below reflect current sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown here.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	40.22%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 5, 1999
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND | Return After Taxes On Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes On Distributions
1 Year	rr_AverageAnnualReturnYear01	40.22%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 5, 1999
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	34.18%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 5, 1999
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 5, 1999
INTEGRITY GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	dividend income as a secondary objective.
Fees and Expenses of the Fund	if893730_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Expense Breakpoint Discounts	if893730_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It shows costs whether you redeemed all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	657
3 Years	rr_ExpenseExampleYear03	1,078
5 Years	rr_ExpenseExampleYear05	1,543
10 Years	rr_ExpenseExampleYear10	2,923
Portfolio Turnover	if893730_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112.99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.99%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size. The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser") makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser's broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, cash flow growth rate, price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples, strength of balance sheet, and price momentum. Subject to its attention to ethical investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser tries to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's ethical investment criteria. The Fund seeks to invest in companies that the Investment Adviser believes exhibit positive accomplishments with respect to one or more of the ethical factors.

Ethical factors considered may include:

• fairness of employment policies and labor relations;

• involvement in the community;

• efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and

• management and board governance.

In addition, the Investment Adviser attempts to avoid investing in companies that it believes derive revenue from gambling or pornography, or from the production of alcohol or tobacco.

The Fund's portfolio management team will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund's portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; and social or political changes that alter investors' future expectations of company earnings.

Risks of Development Stage and Small Cap Stocks:The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies' stocks fall behind other types of investments (bonds or large cap stocks, for instance) the portfolio's performance also will lag these investments.

Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Ethical Investment Risk: The Fund's ethical investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund's ethical investment criteria; stocks that do not meet the ethical investment criteria could outperform those that do; and the ethical investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. The effects of higher than normal portfolio turnover may adversely affect Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	if893730_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. ("Integrity Money Management"). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund's sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year. The table below shows the Fund's average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year
2001	rr_AnnualReturn2001	(42.30%)
2002	rr_AnnualReturn2002	(27.59%)
2003	rr_AnnualReturn2003	23.97%
2004	rr_AnnualReturn2004	11.89%
2005	rr_AnnualReturn2005	9.32%
2006	rr_AnnualReturn2006	15.04%
2007	rr_AnnualReturn2007	7.97%
2008	rr_AnnualReturn2008	(27.06%)
2009	rr_AnnualReturn2009	13.54%
2010	rr_AnnualReturn2010	17.19%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 16.63% (quarter ended December 31, 2001) and the lowest return for a quarter was -32.31% (quarter ended September 30, 2001).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.31%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The total returns below have been restated to reflect sales charges which became effective as of May 1, 2011.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown here.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
INTEGRITY GROWTH & INCOME FUND | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.33%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	(3.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
INTEGRITY GROWTH & INCOME FUND | Return After Taxes On Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes On Distributions
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	(3.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
INTEGRITY GROWTH & INCOME FUND | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
INTEGRITY GROWTH & INCOME FUND | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
INTEGRITY HIGH INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY HIGH INCOME FUND—FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital appreciation as a secondary objective.
Fees and Expenses of the Fund	if893730_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Expense Breakpoint Discounts	if893730_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" on page 20 of the Fund's prospectus, "How to Reduce Your Sales Charge" on page 21 of the prospectus and "Purchase and Redemption of Shares" on page B-44 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example By, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Portfolio Turnover	if893730_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.47%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a non-diversified group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service ("Moody’s") or BBB by Standard & Poor’s Corporation ("S&P") or lower. As a result, this includes high yield/lower-rated debt securities (also known as "junk" bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund generally holds an average maturity of less than ten years. Capital appreciation is derived from selling bonds above the purchase price.

The Fund is non-diversified. This means that the Fund may invest a larger percentage of its assets in a more limited number of companies than a diversified fund.

To select the securities in which to invest, the Fund’s sub-adviser conducts fundamental credit research on each issuer. The Fund will buy securities that are attractively priced relative to current and expected fundamentals. The Fund will consider selling a security if its valuation target is achieved or if its business fundamentals have deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or lower. As a result, this includes high yield/lower-rated debt securities (also known as "junk" bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody's). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Credit Risk: Credit risk is the risk that the credit strength of an issuer will weaken and/or an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Income Risk: Income risk is the risk that the income from the Fund's portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate.

Lower-Quality Debt: Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Management Risk: The Fund's overall success depends on the sub-adviser's ability to choose productive securities for the Fund. If the sub-adviser is unable to successfully choose productive securities, the Fund may underperform other funds with similar investment objectives.

Risks of Non-Diversification: Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Market Volatility Risk: Market volatility risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led to volatile financial markets that may expose the Fund to greater market and liquidity risk.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risks of Non-Diversification: Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.
Fund Performance	if893730_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The table below shows the Fund's average annual returns for 1 and 5 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Prior to August 1, 2009, the Fund was managed by Integrity Money Management, Inc. Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. In addition, effective May 5, 2008, the Fund replaced its sub-adviser. Accordingly, the results prior to May 5, 2008 were achieved while the Fund was managed by SMH Capital Advisors, Inc., and its investment strategies and techniques differed from those of, and may have produced different investment results than those achieved by, J.P. Morgan Investment Management Inc., which became the Fund's sub-adviser effective May 5, 2008.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The table below shows the Fund's average annual returns for 1 and 5 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year (Class A Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the six-year period shown in the bar chart, the highest return for a quarter was 24.53% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.37% (quarter ended December 31, 2008).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
INTEGRITY HIGH INCOME FUND | Barclays Capital U.S. Corporate High - Yield Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High-Yield Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	8.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
INTEGRITY HIGH INCOME FUND | Class A, Integrity High Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	582
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,395
10 Years	rr_ExpenseExampleYear10	2,661
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	582
3 Years	rr_ExpenseExampleNoRedemptionYear03	969
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,661
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	7.48%
2006	rr_AnnualReturn2006	10.66%
2007	rr_AnnualReturn2007	(10.07%)
2008	rr_AnnualReturn2008	(34.24%)
2009	rr_AnnualReturn2009	55.56%
2010	rr_AnnualReturn2010	13.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
INTEGRITY HIGH INCOME FUND | Class A, Integrity High Income Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
INTEGRITY HIGH INCOME FUND | Class A, Integrity High Income Fund | Return After Taxes On Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes On Distributions
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
INTEGRITY HIGH INCOME FUND | Class A, Integrity High Income Fund | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes On Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
INTEGRITY HIGH INCOME FUND | Class C, Integrity High Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.35%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	810
5 Years	rr_ExpenseExampleYear05	1,438
10 Years	rr_ExpenseExampleYear10	3,303
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	810
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,438
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,303
INTEGRITY HIGH INCOME FUND | Class C, Integrity High Income Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.45% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Trustees.
[3]	Restated to reflect the current expense limitation agreement.
[4]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.60% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Trustees.
[5]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and fees and expenses of acquired funds) do not exceed 1.60% of average daily net assets for Class A shares and 2.35% of average daily net assets for Class C shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Trustees.